Operating Segments Information - Segment Revenue and Operating Results (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of operating segments [line items]
Net revenue from external customers	$ 977,447.2	$ 32,977.3	$ 947,938.3	$ 843,497.4
Share of profits (loss) of associates and joint venture	3,014.8	101.7	3,457.9	4,196.4
Income tax expense (benefit)	$ 51,122.9	$ 1,724.8	$ 54,124.4	47,644.7
Elimination [member]
Disclosure of operating segments [line items]
Net revenue from external customers				843,497.4
Income (loss) from operations				320,047.8
Share of profits (loss) of associates and joint venture				4,196.4
Income tax expense (benefit)				47,644.7
Foundry [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from external customers				842,690.2
Income (loss) from operations				320,833.2
Share of profits (loss) of associates and joint venture				4,582.0
Income tax expense (benefit)				47,646.5
Others [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from external customers				807.2
Income (loss) from operations				(785.4)
Share of profits (loss) of associates and joint venture				(385.6)
Income tax expense (benefit)				$ (1.8)